Fair Value	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Fair Value Disclosures [Abstract]
Fair Value

5. Fair Value

The following table presents, as of June 30, 2026, the Company’s assets and liabilities subject to measurement at fair value on a recurring basis (in thousands):

	Fair Value Measurements as of June 30, 2026
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents	$-	$-	$-	$-
Total Assets	$-	$-	$-	$-

Liabilities:
Convertible notes payable, at fair value	$-	$-	$1,137	$1,137
Derivative warrant liability	$-	$264	$-	$264
Total Liabilities	$-	$264	$1,137	$1,401

The following table presents as of December 31, 2025 the Company’s assets and liabilities subject to measurement at fair value on a recurring basis (in thousands):

	Fair Value Measurements as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents	$739	$-	$-	$739
Total Assets	$739	$-	$-	$739

Liabilities:
Convertible notes payable, at fair value	$-	$-	$660	$660
Total Liabilities	$-	$-	$660	$660

The following table presents additional information about the Convertible Notes Payable subject to measurement at fair value on a recurring basis and warrant liabilities, for which the Company used significant unobservable inputs (Level 3) (in thousands):

Convertible Notes Payable
Balance as of December 31, 2025	$660
Fair value at issuance	1,606
Conversion of convertible notes	(681)
Interest expense	126
Cash repayment	(186)
Change in fair value	(388)
Balance as of June 30, 2026	$1,137

During the six months ended June 30, 2026, there were no transfers between Level 1 and Level 2, nor into or out of Level 3.

Convertible Notes Payable

During November 2024, the Company issued to Alliance Global Partners (“A.G.P.”) a convertible promissory note (the “A.G.P. Convertible Note”) in the principal amount of $5.7 million to evidence the A.G.P.’s currently owed deferred commission payable. The A.G.P. Convertible Note has been repaid in full as of June 30, 2026.

As discussed in Note 3 and Note 7, during March 2026, the Company issued to Ascent a convertible promissory note (the “Ascent Note”) in the principal amount of $0.6 million. Subsequently, in June 2026 the Company repaid the outstanding indebtedness of the Ascent Note of $0.4 million and issued the J.J. Astor Note in the principal amount of $2.0 million, and received net proceeds of $1.5 million, funded in two tranches during June 2026.

The Company elected to account for the Ascent Note, the A.G.P. Convertible Note, and the JJ Astor Convertible Note (collectively the “Convertible Notes Payable”) at fair value. The fair value of the Convertible Notes Payable is estimated each period using a discounted cash flow model in conjunction with a Bond plus Call model. Significant estimates in the binomial lattice model include the Company’s stock price, volatility, risk-free rate, corporate bond yield, credit spread, probability of default, and recovery upon default.

The following table outlines the range of significant unobservable inputs used in calculating the fair value of the A.G.P. Convertible Note as of May 29, 2026, when the note was paid off in full, and December 31, 2025:

	May 29, 2026	December 31, 2025
Stock Price	$10.40	$320
Term (years)	0.15	0.40
Corporate bond yield	16.3%	5.5%
Credit Spread	26.2%	26.2%
Probability of default	70%	70%
Recovery upon default	0%	0%
Volatility	194%	135%

Due to the close proximity between the inception of the J.J. Astor Note and June 30, 2026, the Company believes the fair value of the J.J. Astor Note on June 11, 2026 approximates the fair of the J.J. Astor Note on June 30, 2026. As such, the Company did not obtain an additional valuation on June 30, 2026. The following table outlines the range of significant unobservable inputs used in calculating the fair value of the J.J. Astor Note as of June 11, 2026:

June 11, 2026
Stock Price	$7.20
Term (years)	.52
Market yield	30.56%
Probability of default	57.5%
Recovery upon default	20%
Volatility	172%

5. Fair Value

During the period ended December 31, 2025, there were no transfers between Level 1 and Level 2, nor into or out of Level 3. The following table presents as of December 31, 2025 the Company’s assets and liabilities subject to measurement at fair value on a recurring basis (in thousands):

	Fair Value Measurements as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents	$739	$-	$-	$739
Total Assets	$739	$-	$-	$739

Liabilities:
Convertible notes payable at fair value	$-	$-	$660	$660
Total Liabilities	$-	$-	$660	$660

The following table presents as of December 31, 2024 the Company’s assets and liabilities subject to measurement at fair value on a recurring basis (in thousands):

	Fair Value Measurements as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents	$192	$-	$-	$192
Total Assets	$192	$-	$-	$192

Liabilities:
Convertible notes payable at fair value	$-	$-	$5,856	$5,856
Liability Classified Warrants	-	-	138	138
Total Liabilities	$-	$-	$5,994	$5,994

The following table presents additional information about the Convertible Notes Payable subject to measurement at fair value on a recurring basis and warrant liabilities, for which the Company used unobservable inputs (Level 3) (in thousands):

	Convertible Notes Payable	Liability Classified Warrants
Balance as of December 31, 2023	$-	$-
Fair value at Issuance	7,899	229
Conversion of convertible notes	(92)	-
Change in fair value	(1,951)	(91)
Balance as of December 31, 2024	$5,856	$138
Conversion of convertible notes	(4,530)	-
Interest expense	277	-
Change in fair value	(815)	(138)
Gain on settlement of convertible note	(128)	-
Balance as of December 31, 2025	$660	$-

During the year ended December 31, 2025, there were no transfers between Level 1 and Level 2, nor into or out of Level 3.

Digital Assets

Digital assets are measured at fair value on a recurring basis using quoted prices in their principal market (Level 1 inputs). The Company has designated a principal market based on the market the Company has access to and that has the greatest volume and level of orderly transactions for BTC. The Company reassesses its principal market when facts and circumstances change, including but not limited to when new markets become accessible, or the volume/activity in the current principal market declines.

Convertible Notes Payable

As discussed in Note 8, on October 31, 2024, the Company and Nirland agreed to amend the Senior Secured Promissory Note entered into by the Company and Nirland on August 6, 2024 (the “August 2024 Nirland Note”), whereby the August 2024 Nirland Note was amended to provide for the conversion of the August 2024 Nirland Note into shares of Common Stock, at Nirland’s discretion, in a multiple of any unpaid amounts, if not otherwise previously paid, pursuant to the conversion rate contained therein. The August 2024 Nirland Note was then amended for a second time on November 22, 2024. On February 12, 2025, the August 2024 Nirland Note was repaid in full.

Additionally, as discussed in Note 8, during November 2024, the Company issued to Alliance Global Partners (“A.G.P.”) a convertible promissory note (the “A.G.P. Convertible Note”) in the principal amount of $5.7 million to evidence the A.G.P.’s currently owed deferred commission payable.

The Company elected to account for the August 2024 Nirland Note and A.G.P. Convertible Note (collectively the “Convertible Notes Payable”) at fair value. The fair value of the Convertible Notes Payable is estimated each period using a binomial lattice model. Significant estimates in the binomial lattice model include the Company’s stock price, volatility, risk-free rate, corporate bond yield, credit spread, probability of default, and recovery upon default.

The fair value of the August 2024 Nirland Note and A.G.P. Convertible Note as of December 31, 2024 were estimated using a binomial lattice model.

The following table outlines the range of significant unobservable inputs used in calculating the fair value of the August 2024 Nirland Note as of the dates noted below:

	October 31, 2024	November 22, 2024	December 31, 2024
Stock Price	$272,986	$311,984	$205,790
Term (years)	0.8	0.7	0.6
Corporate bond yield	9.1%	8.7%	11.4%
Credit Spread	15.9%	15.9%	15.9%
Probability of Default	40%	40%	40%
Recovery upon default	20%	20%	20%
Volatility	103.2%	96.5%	123.7%

As of December 31, 2025, no obligations remain under the August 2024 Nirland Note (refer to Note 8 for details) and therefore only the fair value of the A.G.P. Convertible Note was estimated using a binomial lattice model.

The following table outlines the range of significant unobservable inputs used in calculating the fair value of the A.G.P. Convertible Note as of the dates noted below:

	November 25, 2024	December 31, 2024	December 31, 2025
Stock Price	$272,986	$205,790	$320
Term (years)	1	0.9	0.4
Corporate bond yield	8.8%	9.0%	5.5%
Credit Spread	26.2%	26.2%	26.2%
Probability of Default	40%	40%	70%
Recovery upon default	0%	0%	0%
Volatility	108.7%	101.6%	135%

Liability Classified Warrants

Liability Classified Warrants The A.G.P. 2024 Warrants, as defined in Note 18, are accounted for as liabilities in accordance with ASC 815-40 and are presented within Warrant liabilities in the consolidated balance sheets. Warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within other income (expense), net in the consolidated statements of operations and comprehensive loss.

The measurement of the A.G.P. 2024 Warrants is classified as Level 3 due to the use of an option-pricing model that utilizes unobservable inputs and requires significant judgement. The Company estimated the fair value of the warrants issued as the issuance date, October 29, 2024, as of December 31, 2024 and as of December 31, 2025, using a Black-Scholes option-pricing model utilizing the following assumptions:

	December 31, 2025	December 31, 2024	October 29, 2024
Closing stock price	$320	$205,790	$314,384
Contractual exercise price	$300,000	$300,000	$300,000
Risk-free rate	3.73%	4.38%	4.11%
Estimated volatility	99.3%	98.6%	98.4%
Time period to expiration (in years)	4.0	5.0	5.2